[LETTERHEAD]

December 30, 2010

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: Transamerica Funds (the “Trust”)

(1933 Act File No.: 033-02659) (1940 Act File No.: 811-04556)

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 117 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2011. No fees are required in connection with this filing.

The Amendment is being filed to incorporate all applicable changes to the Trust since the last annual update to its Registration Statement, including, among other things, non-material changes to risk disclosure and any updated benchmarks. In addition, as listed below, certain of the funds experienced a change in sub-adviser.

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Transamerica Hansberger International Value was renamed from Transamerica AllianceBernstein International Value in connection with a change in sub-adviser from AllianceBernstein L.P. to Hansberger Global Investors, Inc. This sub-adviser change prompted changes to the fund’s investment strategies and risks, as well as its benchmark.

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Transamerica JPMorgan Long/Short Strategy will be renamed from Transamerica BNY Mellon Market Neutral Strategy in connection with a change in sub-adviser from Mellon Capital Management Corporation to J.P. Morgan Investment Management Inc. This sub-adviser change, anticipated to occur on January 6, 2011, will prompt changes to the fund’s investment objective, investment strategies and risks, as well as its benchmark and investment advisory fee.

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Transamerica WMC Diversified Growth was renamed from Transamerica Equity in connection with a change in sub-adviser from Transamerica Investment Management, LLC to Wellington Management Company, LLP. This sub-adviser change prompted changes to the fund’s investment strategies, as well as its sub-advisory fee.

Please direct any comments or questions about this filing to the undersigned at (727) 299-1814.

Very truly yours,

/s/ Robert S. Lamont, Jr.
Robert S. Lamont, Jr.
Vice President and Senior Counsel

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